Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive loss
Balances at Dec. 31, 2009	$ 41,180	$ 9,844	$ 219	$ 36,494	$ (3,724)	$ (1,653)
Common Stock, Shares, net of treasury at Dec. 31, 2009		4,461,208
Comprehensive income:
Net income	5,587			5,587
Other comprehensive income (loss), net of tax:
Change in net unrealized gain on investment securities available-for-sale, net of reclassification adjustment and tax effects	(184)					(184)
Change in net unrealized loss on unfunded defined benefit plan liability, net of reclassification adjustment and tax effects	(326)					(326)
Total other comprehensive loss						(510)
Total comprehensive income	5,077
Cash dividends declared ($1.00 per share)	(4,458)			(4,458)
Stock based compensation expense	25	0	25	0	0	0
Purchase of treasury stock	(99)	0	0	0	(99)	0
Purchase of treasury stock, shares		(5,504)
Balances at Dec. 31, 2010	41,725	9,844	244	37,623	(3,823)	(2,163)
Common Stock, Shares, net of treasury at Dec. 31, 2010		4,455,704
Comprehensive income:
Net income	5,219			5,219
Other comprehensive income (loss), net of tax:
Change in net unrealized gain on investment securities available-for-sale, net of reclassification adjustment and tax effects	718					718
Change in net unrealized loss on unfunded defined benefit plan liability, net of reclassification adjustment and tax effects	(2,901)					(2,901)
Total other comprehensive loss						(2,183)
Total comprehensive income	3,036
Issuance of common stock	26	3	23
Issuance of common stock, shares		1,500
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	9	0	9	0	0	0
Balances at Dec. 31, 2011	$ 40,339	$ 9,847	$ 276	$ 38,385	$ (3,823)	$ (4,346)
Common Stock, Shares, net of treasury at Dec. 31, 2011		4,457,204